Related Party Transactions (Details) - Schedule of Key Management Personnel Compensation Comprised - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Key Management Personnel Compensation Comprised [Abstract]
Short-term employee benefits	€ 2,001	€ 2,532	€ 1,196
Share-based payments	1,509	2,228	10
Total	€ 3,510	€ 4,760	€ 1,206